Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingent Liabilities [Abstract]
Summary of minimum annual lease payment agreements
December 31, 2017
USD in thousands
2018	49
2019	32
2020	10
91